Net Loss Per Share Attributable to Common Stockholders - Computation of Basic and Diluted Net Loss per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (10,181)	$ (11,331)	$ (5,454)	$ (3,044)	$ (4,197)	$ (4,238)	$ (26,966)	$ (11,479)
Less: cumulative dividends allocated to preferred shareholders	(578)			(1,071)			(5,202)	(2,957)
Net loss attributable to common stockholders	$ (10,759)			$ (4,115)			$ (32,168)	$ (14,436)
Denominator:
Weighted-average ordinary shares outstanding	29,664,122			3,100,544			12,052,876	3,061,082
Net loss per share attributable to common stockholders, basic and diluted	$ (0.36)			$ (1.33)			$ (2.67)	$ (4.72)
Predecessor Company
Numerator:
Net loss									$ (19,243)	$ (13,731)
Less: cumulative dividends allocated to preferred shareholders									(4,028)	(3,671)
Net loss attributable to common stockholders									$ (23,271)	$ (17,402)
Denominator:
Weighted-average ordinary shares outstanding									3,076,461	2,750,838
Net loss per share attributable to common stockholders, basic and diluted									$ (7.56)	$ (6.33)